Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Feb. 24, 2013
Effects of the Errors on the Prior Period Financial Statements

The following tables summarize the effects of the errors on the prior period financial statements.

Revised Statements of Operations for the fiscal quarter-to-date and year-to-date periods was as follows:

	Period Ended November 25, 2012
	(unaudited)
	Thirteen Weeks Ended			Thirty-Nine Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Product revenue	$15,627	$—	$15,627	$55,023	$74	$55,097
Service revenue	33,417	(57)	33,360	99,134	(216)	98,918
Cost of revenue	19,960	—	19,960	63,990	(547)	63,443
Other expense	(121)	—	(121)	(506)	30	(476)
Income (loss) before income taxes	1,569	(57)	1,512	(4,297)	434	(3,863)
Provision for income taxes	429	18	447	2,131	88	2,219
Net income (loss)	1,140	(75)	1,065	(6,428)	346	(6,082)

	Period Ended August 26, 2012
	(unaudited)
	Thirteen Weeks Ended			Twenty-Six Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Product revenue	$19,832	$—	$19,832	$39,396	$74	$39,470
Service revenue	32,716	(15)	32,701	65,717	(159)	65,558
Cost of revenue	22,072	—	22,072	44,030	(546)	43,484
Other expense	(394)	90	(304)	(385)	30	(355)
Loss before income taxes	(3,388)	75	(3,313)	(5,866)	491	(5,375)
Provision for income taxes	898	—	898	1,702	71	1,773
Net loss	(4,286)	75	(4,211)	(7,568)	420	(7,148)

	Thirteen Weeks Ended May 27, 2012 (unaudited)
	As reported	adjustments	As revised
Product revenue	$19,564	$74	$19,638
Service revenue	33,001	(144)	32,857
Cost of revenue	21,958	(546)	21,412
Other expense	9	(60)	(51)
Loss before income taxes	(2,478)	416	(2,062)
Provision for income taxes	804	70	874
Net loss	(3,282)	346	(2,936)

	Period Ended February 26, 2012
	Thirteen Weeks Ended			Fifty-Two Weeks Ended
	(unaudited)
	As reported	adjustments	As revised	As reported	adjustments	As revised
Product revenue	$20,127	$(74)	$20,052	$72,566	$(75)	$72,491
Service revenue	34,207	(154)	34,053	133,770	(582)	133,188
Cost of revenue	23,555	(316)	23,239	90,159	(302)	89,857
Other expense	(210)	(30)	(239)	(35)	(29)	(64)
Loss before income taxes	(9,880)	58	(9,822)	(25,493)	(384)	(25,877)
Benefit for income taxes	(7,932)	(172)	(8,104)	(6,703)	(172)	(6,875)
Net loss	(1,948)	230	(1,718)	(18,790)	(212)	(19,002)

	Period Ended November 27, 2011 (unaudited)
	Thirteen Weeks Ended			Thirty-Nine Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Service revenue	$33,530	$(159)	$33,371	$99,563	$(430)	$99,133
Cost of revenue	23,241	13	23,254	66,604	13	66,617
Loss before income taxes	(4,018)	(172)	(4,190)	(15,613)	(443)	(16,056)
Net Loss	(4,622)	(172)	(4,794)	(16,842)	(443)	(17,285)

	Period Ended August 28, 2011 (unaudited)
	Thirteen Weeks Ended			Twenty-Six Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Service revenue	$33,356	$(194)	$33,162	$66,033	$(271)	$65,762
Loss before income taxes	(6,016)	(194)	(6,210)	(11,595)	(271)	(11,866)
Net loss	(6,325)	(194)	(6,519)	(12,220)	(271)	(12,491)

	Thirteen Weeks Ended May 29, 2011 (unaudited)
	As reported	adjustments	As revised
Service revenue	$32,677	$(77)	$32,600
Loss before income taxes	(5,579)	(77)	(5,656)
Net loss	(5,895)	(77)	(5,972)

	Fifty-Two Weeks Ended February 27, 2011
	As reported	adjustments	As revised
Service revenue	135,091	(337)	134,754
Cost of revenue	91,251	(30)	91,221
Loss before income taxes	(10,373)	(307)	(10,680)
Net loss	(11,893)	(307)	(12,200)

Revised Statements of Comprehensive (Loss) Income for the fiscal quarter-to-date and year-to-date periods was as follows:

	Period Ended November 25, 2012 (unaudited)
	Thirteen Weeks Ended			Thirty-Nine Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$1,140	$(76)	$1,064	$(6,428)	$345	$(6,083)
Unrealized foreign currency translation adjustment	25	—	25	(663)	241	(422)
Comprehensive income (loss)	1,164	(76)	1,088	(7,094)	586	(6,508)

	Period Ended August 26, 2012 (unaudited)
	Thirteen Weeks Ended			Twenty-Six Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$(4,286)	$76	$(4,210)	$(7,568)	$421	$(7,147)
Unrealized foreign currency translation adjustment	(126)	—	(126)	(688)	241	(447)
Comprehensive loss	(4,413)	76	(4,337)	(8,258)	662	(7,596)

	Thirteen Weeks Ended May 27, 2012 (unaudited)
	As reported	adjustments	As revised
Net loss	$(3,282)	$345	$(2,937)
Unrealized foreign currency translation adjustment	(562)	241	(321)
Comprehensive loss	(3,845)	586	(3,259)

	Period Ended February 26, 2012
	Thirteen Weeks Ended			Fifty-Two Weeks Ended
	(unaudited)
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$(1,948)	$230	$(1,718)	$(18,790)	$(212)	$(19,002)
Unrealized foreign currency translation adjustment	(158)	28	(130)	60	(33)	27
Comprehensive loss	(2,103)	258	(1,845)	(18,734)	(245)	(18,979)

	Period Ended November 27, 2011 (unaudited)
	Thirteen Weeks Ended			Thirty-Nine Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$(4,622)	$(172)	$(4,794)	$(16,842)	$(443)	$(17,285)
Unrealized foreign currency translation adjustment	(933)	1	(932)	218	(61)	157
Comprehensive loss	(5,557)	(171)	(5,728)	(16,632)	(504)	(17,136)

	Period Ended August 28, 2011 (unaudited)
	Thirteen Weeks Ended			Twenty-Six Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$(6,325)	$(194)	$(6,519)	$(12,220)	$(271)	$(12,491)
Unrealized foreign currency translation adjustment	876	(52)	824	1,151	(62)	1,089
Comprehensive loss	(5,452)	(246)	(5,698)	(11,075)	(333)	(11,408)

	Thirteen Weeks Ended May 29, 2011 (unaudited)
	As reported	adjustments	As revised
Net loss	$(5,895)	$(77)	$(5,972)
Unrealized foreign currency translation adjustment	275	(10)	265
Comprehensive loss	(5,623)	(87)	(5,710)

	Fifty-Two Weeks Ended February 27, 2011
	As reported	adjustments	As revised
Net loss	$(11,893)	$(307)	$(12,200)
Unrealized foreign currency translation adjustment	1,324	(66)	1,258
Comprehensive loss	(10,547)	(373)	(10,920)

Revised Balance Sheet was as follows:

	As of February 26, 2012
	As reported	adjustments	As revised
Deferred income taxes	$11,484	$171	$11,655
Accounts payable	7,853	74	7,927
Accrued expenses	13,250	367	13,617
Short-term deferred revenue	35,428	1,285	36,713
Deferred revenue and other long-term liabilities	15,426	483	15,909
Total stockholders’ deficit	(423,786)	(2,038)	(425,824)

Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table represents the Company’s assets and liabilities measured at the fair value on a recurring basis as of February 24, 2013:

	Total February 24, 2013	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents in a highly liquid money market fund	$61	$61	$—	$—
Investment in corporate equity security	23	23	—	—

Total	$84	$84	$—	$—

Liabilities:
Embedded derivatives in Senior Secured Notes (See Note 10)	20,252	—	—	20,252

Total	$20,252	$—	$—	$20,252

The following table represents the Company’s assets and liabilities measured at fair value on a recurring basis as of February 26, 2012:

	Total February 26, 2012	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents in a highly liquid money market fund	$5,759	$5,759	$—	$—
Investment in corporate equity security	32	32	—	—
Embedded derivative in Senior Secured Notes (See Note 10)	159	—	—	159

Total	$5,950	$5,791	$—	$159

Liabilities:
Embedded derivatives in Senior Secured Notes (See Note 10)	25,884	—	—	25,884

Total	$25,884	$—	$—	$25,884

Fair Value Assets Measured on Recurring Basis Level 3

The following table provides a summary of changes in fair value of the Company’s recurring Level 3 financial assets for the years ended February 24, 2013 and February 26, 2012:

	February 24, 2013	February 26, 2012	February 27, 2011
Assets:
Balance, beginning of the year	$159	$1,473	$—
Embedded derivatives at inception	—	—	2,451
Decrease to embedded derivative	(159)	(1,314)	(978)

Balance, end of the year	$—	$159	$1,473

	February 24, 2013	February 26, 2012	February 27, 2011
Liabilities:
Balance, beginning of the year	$25,884	$18,955	$—
Embedded derivatives at inception	—	—	19,636
Decrease due to extinguishment of debt	(720)	(630)	—
(Decrease) increase to embedded derivatives	(4,912)	7,559	(681)

Balance, end of the year	$20,252	$25,884	$18,955

Significant Unobservable Inputs Related to the Company's Level 3 Financial Assets and Liabilities

The following table presents information about significant unobservable inputs related to the Company’s Level 3 financial assets and liabilities at February 24, 2013.

Quantitative Information about Level 3 Fair Value Measurements

Embedded Derivative	Fair Value at February 24, 2013 (in 000s)	Valuation Technique(s)	Unobservable Input(s)	Current/Range
Optional redemption feature	$—	Discounted cash flow	Probability of occurrence; Change in yield since issue; Maturity date; Implied yield	0% (4.06)% April 2013 14.32%

Change of control feature	$19,372	Discounted cash flow	Probability of occurrence; Change in yield since issue; Maturity date; Implied yield	50%—90% (4.06)% March 2015 14.32%

Excess cash flow feature	$880	Discounted cash flow	Estimated annual offer amount; Change in yield since issue; Maturity date; Implied yield	$5,000 (4.06)% March 2015 14.32%

Allowance for Doubtful Accounts

Allowance for doubtful accounts at fiscal year-end was as follows:

	Balance at Beginning of Year	Charge to Expense	Foreign Exchange Impact	Recoveries	Write-Offs	Balance at End of Year
February 27, 2011	$1,036	201	(72)	40	(890)	$315
February 26, 2012	$315	249	—	6	(410)	$160
February 24, 2013	$160	173	—	5	(57)	$281

Inventory at Fiscal Year-End

Inventory at fiscal year-end was as follows:

	February 24, 2013	February 26, 2012
Parts and assemblies	$598	$287
Work-in-process	3,407	4,424
Finished products	2,682	3,173

Total Inventory	$6,687	$7,884

Estimated Useful Lives

Property and equipment are recorded at cost. Depreciation and amortization expense is calculated using the straight-line method based upon the following estimated useful lives:

Machinery, computer equipment and software	2-5 years
Leasehold improvements	shorter of lease term or life of asset
Service and spare parts	4 years

Amortization of Acquired Intangible Assets

Acquired intangible assets are amortized using either the straight-line or reducing balance method as follows:

Customer related intangibles	7-11 years
Trademark and tradenames	10 years to indefinite life

Other intellectual property assets are amortized over 10-21 years using the straight-line method.

Stock-Based Compensation Expense Included in Statements of Operation

The consolidated statements of operations for the years ended February 24, 2013, February 26, 2012 and February 27, 2011 include the following stock-based compensation expense:

	February 24, 2013	February 26, 2012	February 27, 2011
Cost of revenue	$38	$54	$119
Selling, marketing, general and administrative	132	218	247
Research and development	46	64	102

Total stock-based compensation expense	$216	$336	$468

Changes in Company's Product Warranty Liability

Changes in the Company’s product warranty liability during the period are as follows:

	February 24, 2013	February 26, 2012	February 27, 2011
Balance, beginning of the period	$61	$63	$49
Current period accrual	89	99	98
Amounts charged to the accrual	(94)	(101)	(84)

Balance, end of the period	$56	$61	$63